11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Assets, Noncurrent	$ 8,428,830	$ 6,949,072
UNITED STATES
Assets, Noncurrent	13,921	75,889
CANADA
Assets, Noncurrent	8,414,909	6,873,183
US and Canada
Assets, Noncurrent	$ 8,428,830	$ 6,949,072